CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	¥ 7,607,270	$ 1,087,825	¥ 4,754,783		¥ 2,322,680
Restricted cash	26,156	3,740	13,898
Total cash and restricted cash shown in the statement of cash flows	¥ 7,633,426	$ 1,091,565	¥ 4,768,681	$ 681,912	¥ 2,322,680	¥ 200,746